Material Accounting Policies - Estimated Useful Lives of the Group's Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2024
Frequency usage rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 years
Frequency usage rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	10 years
Land usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 years
Industrial rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 years
Industrial rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	10 years
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	5 years
Facility usage rights [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	10 years
Facility usage rights [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	20 years
Customer relations [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	3 years
Customer relations [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	15 years
Other [member] | Bottom of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	3 years
Other [member] | Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Useful lives (years)	20 years